Debt - Supplier Financing Arrangements (Details) $ in Millions	12 Months Ended
Apr. 24, 2026 USD ($)
Supplier Finance Program, Obligation [Roll Forward]
Beginning Balance	$ 25
Adjustments for non-conveying balances at Separation	(9)
Invoices confirmed during the year	73
Confirmed invoices paid during the year	(74)
Ending Balance	$ 15